Fixed Assets	6 Months Ended
Dec. 31, 2017
Fixed Assets [Abstract]
Fixed Assets

Note 2 – Fixed Assets

Fixed assets are recorded at cost and, once placed in service, are depreciated on a straight-line basis over the estimated useful lives. Leasehold improvements are amortized over the shorter of the estimated economic life or related lease term. Fixed assets consist of the following:

	Estimated Useful Lives	As of December 31,	As of June 30,
	in years	2017	2017

Manufacturing equipment	2 - 5	$423,000	$405,000
Leasehold improvements	3	111,000	111,000
Office equipment, furniture and other	2 - 5	344,000	287,000
Lab equipment	3 - 5	90,000	90,000
Less accumulated depreciation and amortization		(407,000)	(246,000)
Fixed assets, net		$561,000	$647,000

The depreciation and amortization expense was as follows:

	Three Months Ended December 31,		Six Months Ended December 31,
	2017	2016	2017	2016

Depreciation and amortization expense	$81,000	$26,000	$161,000	$45,000